Other Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 2,343	$ 2,163
Government Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	1,577	1,201
Derivatives [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	375	713
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 391	$ 249